Longterm investments, net - Changes in the long term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Long-term investments, net
Balance at beginning	¥ 2,333,745		¥ 418,469	¥ 379,972
Investments made	1,011,123		1,917,860	96,730
Acquired in a business combination				800
Income (loss) from investment	(10,924)		12,882	1,768
Investment impairment	(35,650)		(1,500)
Exchange adjustments	(75,219)
Fair value change through earnings	158,713		(3,962)	(52,801)
Disposal of investment	(790)		(800)
Dividend received	(38,616)	$ (5,918)	(8,000)	(8,000)
Transfer to short-term investments	(202,067)		(1,204)
Balance at ending	3,140,315	$ 481,274	2,333,745	418,469
Investments in equity method investees
Long-term investments, net
Balance at beginning	395,926		93,314	74,522
Investments made	339,577		300,030	24,230
Acquired in a business combination				800
Income (loss) from investment	(10,924)		12,882	1,762
Investment impairment	(26,650)		(1,500)
Disposal of investment			(800)
Dividend received	(8,000)		(8,000)	(8,000)
Balance at ending	689,929		395,926	93,314
Investments accounted for at fair values
Long-term investments, net
Balance at beginning	1,578,596		251,207	282,752
Investments made	657,550		1,365,773	30,000
Exchange adjustments	(75,219)
Fair value change through earnings	128,548		(38,384)	(61,545)
Dividend received	(26,559)
Transfer to short-term investments	(202,067)
Balance at ending	2,060,849		1,578,596	251,207
Equity investments measured under measurement alternative and NAV practical expedient
Long-term investments, net
Balance at beginning	144,223		72,744	21,500
Investments made	13,996		37,057	42,500
Investment impairment	(9,000)
Fair value change through earnings	20,413		34,422	8,744
Disposal of investment	(790)
Dividend received	(4,057)
Balance at ending	164,785		144,223	72,744
Long-term time deposits
Long-term investments, net
Balance at beginning	215,000		1,204	1,198
Investments made			215,000
Income (loss) from investment				6
Fair value change through earnings	9,752
Transfer to short-term investments			(1,204)
Balance at ending	¥ 224,752		¥ 215,000	¥ 1,204